FINANCIAL RISK MANAGEMENT - Schedule of Financial Instruments by Significant Interest Rate Benchmarks (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-derivative financial assets
Financial assets at fair value through profit or loss	£ 1,371	£ 1,798
Loans and advances to banks	11,913	7,474	£ 5,950
Loans and advances to customers	435,627	430,829
Total financial assets at amortised cost	491,396	490,316
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	5,159	6,537
Debt securities in issue	49,056	48,724
Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	6,760
Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	303
Total financial assets at amortised cost	1,499	9,220
Non-derivative financial assets	1,499	9,523
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	100	103
Debt securities in issue	1,526	3,574
Total non-derivative financial liabilities	1,626	3,677
Derivative notional/contract amount
Derivative notional/contract amount	113,025	147,731
Capital Related Issuances	3,494
Interest rate risk | Financial assets at fair value through profit or loss | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks	67	3,252
Loans and advances to customers	1,432	5,968
Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	97,690	125,068
Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	15,335	22,663
GBP LIBOR £m | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	131
Total financial assets at amortised cost	760	3,419
Non-derivative financial assets	760	3,550
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Debt securities in issue	0	0
Total non-derivative financial liabilities	0	0
Derivative notional/contract amount
Derivative notional/contract amount	242	4,271
GBP LIBOR £m | Interest rate risk | Financial assets at fair value through profit or loss | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks	0	0
Loans and advances to customers	760	3,419
GBP LIBOR £m | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	242	4,271
GBP LIBOR £m | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	0	0
USD LIBOR £m | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	172
Total financial assets at amortised cost	737	5,801
Non-derivative financial assets	737	5,973
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	100	100
Debt securities in issue	1,216	3,548
Total non-derivative financial liabilities	1,316	3,648
Derivative notional/contract amount
Derivative notional/contract amount	111,209	143,460
USD LIBOR £m | Interest rate risk | Financial assets at fair value through profit or loss | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks	67	3,252
Loans and advances to customers	670	2,549
USD LIBOR £m | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	96,795	120,797
USD LIBOR £m | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	14,414	22,663
Other £m | Interest rate risk | Interest rate benchmark reform amendments
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	0
Total financial assets at amortised cost	2	0
Non-derivative financial assets	2	0
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	0	3
Debt securities in issue	310	26
Total non-derivative financial liabilities	310	29
Derivative notional/contract amount
Derivative notional/contract amount	1,574	0
Other £m | Interest rate risk | Financial assets at fair value through profit or loss | Interest rate benchmark reform amendments
Non-derivative financial assets
Loans and advances to banks	0	0
Loans and advances to customers	2	0
Other £m | Interest rate | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	653	0
Other £m | Cross currency | Interest rate risk | Interest rate benchmark reform amendments
Derivative notional/contract amount
Derivative notional/contract amount	£ 921	£ 0